Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

32.Commitments and contingencies

(a)	Litigation

In the ordinary course of the business, the Company is subject to periodic legal or administrative proceedings. As of December 31, 2025, the Company is not a party to any legal or administrative proceedings which will have a material adverse effect on the Company’s business, financial position, results of operations and cash flows.

(b)	Capital commitments

As of December 31, 2024 and 2025, the Company had no capital commitments.